Long-term debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term debt	Long-term debt

Long-term debt	Dec. 31, 2019			Dec. 31, 2018
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	1.95 - 4.60%	2020 - 2028	$23,519	2.05 - 5.45%	$24,995
Floating rate	1.71 - 2.96%	2020 - 2038	2,328	2.61 - 3.86%	2,628
Subordinated debt (a)	3.00 - 7.50%	2021 - 2029	1,654	3.00 - 7.50%	1,540
Total			$27,501		$29,163

(a)	Fixed rate.

Total long-term debt maturing during the next five years is as follows: 2020 – $4.0 billion, 2021 – $5.9 billion, 2022 – $2.3 billion, 2023 – $5.5 billion and 2024 – $2.5 billion.